Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity
27.	Equity

(a)	Share capital
The Company’s authorized share capital is comprised of an unlimited number of Common Shares with no par value and an unlimited number of preferred shares issuable in one or more series. The Board is authorized to determine the rights and privileges and number of shares of each series of preferred shares.
On June 30, 2022, the Company repurchased 800,000 Common Shares for cancellation under its share repurchase program at an average price of CAD $1.19 per share, for a total repurchase cost of $955.
On December 28, 2022, the Company repurchased 1,000,000 Common Shares for cancellation under its share repurchase program at an average price of CAD$0.67 per share, for a total repurchase cost of $672.
As at December 31, 2022, there are 74,977,540 (December 31, 2021 – 76,693,859) Common Shares and no preferred shares issued and outstanding.
During the year ended December 31, 2021, the Company completed the sale of

1,524,759
Common Shares as part of an at-the-market financing arrangement conducted under a prospectus supplement to the Company’s base shelf prospectus dated December 5, 2019. After deducting transaction costs, the net proceeds to the Company were
 $16,804.
On December 13, 2021, the Company completed the sale of 6,111,112 Common Shares. The aggregate gross proceeds to the Company were approximately US $27,500 (CAD $35,175). After deducting transaction costs, the net proceeds to the Company were US $25,300 (CAD $32,555).
On February 24, 2021, the Company completed the sale of 5,346,536 Common Shares. The aggregate gross proceeds to the Company were approximately US $54,000 (CAD $67,718). After deducting transaction costs, the net proceeds to the Company were US $49,700 (CAD $62,833).
Refer to Note 24 for further details on the issuance of Common Shares related to the acquisitions of Carta, Moka and Fortification during the year ended December 31, 2021.

(b)	Treasury share reserve
The treasury share reserve comprises the cost of the shares held by the Company. As at December 31, 2022, the Company held 303,816 of Common Shares (December 31, 2021 – 303,816).

(c)	Options
The Company has a stock option plan (the “Plan”) that provides for the granting of options to directors, officers, employees and consultants. The exercise price of an option is set at the time that such option is granted under the Plan. The maximum number of Common Shares reserved for issuance under the Plan is the greater of i) 15% of the number of Common Shares issued and outstanding and ii) 3,800,000. As a result of a business combination with Mogo Finance Technology Inc. completed on June 21, 2019, there were additional options issued, which were granted pursuant to the Company’s prior stock option plan (the “Prior Plan”). As at December 31, 2022, there are 97,000 of these options outstanding that do not contribute towards the maximum number of Common Shares reserved for issuance under the Plan as described above.
Each option entitles the holder to receive one Common Share upon exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither right to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of expiry. Options issued under the Plan have a maximum contractual term of eight years and options issued under the Prior Plan have a maximum contractual term of ten years.
A summary of the status of the stock options and changes in the period is as follows:

	Options outstanding (000s)	Weighted average grant date fair value $	Weighted average exercise price $	Options exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2020	4,977	—	3.07	2,965	3.47
Options issued	5,410	4.76	7.47	—	—
Exercised	(810)	1.70	1.77	—	—
Forfeited	(653)	6.19	6.24	—	—

Balance, December 31, 2021	8,924	—	4.64	3,036	3.93
Options issued	3,456	1.06	1.41	—	—
Exercised	(47)	1.22	1.59	—	—
Forfeited	(2,711)	3.56	3.51	—	—

Balance, December 31, 2022	9,622	—	3.03	3,709	3.74

The above noted options have expiry dates ranging from January 2023 to December 2030.
Options granted during the year ended December 31, 2022 include 100,000 options granted to non-employees (December 31, 2021 – 17,500). These options measured at the fair value of corresponding services received, rather than using the Black-Scholes option pricing model.
On June 18, 2022, Mogo modified the exercise price of 1,648,673 performance-based options and 230,559 outstanding options previously granted to its employees ranging between $3.61 and $4.42 to $1.11. During the year ended December 31, 2022, the incremental modification expense arising from the repricing of these options was $127.
On March 31, 2022, Mogo modified the exercise price of 1,714,655 outstanding options previously granted to its employees at $5.56 to $3.61. During the year ended December 31, 2022, the incremental modification expense arising from the repricing of these options was $130.

Options granted during the year ended December 31, 2021 include 1,260,000 performance-based options granted to employees where vesting of these options is dependent on certain performance criteria being met and 366,343 replacement awards of the Company issued to employees of Moka in connection with the acquisition of Moka.
On December 23, 2021, Mogo modified the exercise price of 1,413,282 outstanding options previously granted to its employees to $4.42. During the year ended December 31, 2021, the incremental modification expense arising from the repricing of these options was $530.
With the exception of performance-based stock options, the fair value of each option granted was estimated using the Black-Scholes option pricing model with the following assumptions:

Year ended
	December 31, 2022	December 31, 2021
Risk-free interest rate	1.73 - 3.41%	0.58 - 1.46%
Expected life	5 years	5 years
Expected volatility in market price of shares	87 - 91%	84 - 87%
Expected dividend yield	0%	0%
Expected forfeiture rate	0% - 15%	0% - 15%

These options generally vest either immediately or monthly over a three-to-four-year period.
On September 30, 2021, the Company granted performance-based stock options that vest monthly over a two-year period starting on January 1, 2022. Vesting of these options is dependent on certain performance criteria being met.
Total stock-based compensation costs related to options and RSUs for the year ended December 31, 2022 was $8,604 (December 31, 2021 – $10,838).

(d)	RSUs
RSUs are granted to executives and other key employees. The fair value of an RSU at the grant date is equal to the market value of one Common Share. Executives and other key employees are granted a specific number of RSUs for a given performance period based on their position and level of contribution. RSUs vest fully after three years of continuous employment from the date of grant and, in certain cases, if performance objectives are met as determined by the Board. The maximum number of Common Shares which may be made subject to issuance under RSUs awarded under the RSU Plan is 500,000.
The details of RSUs outstanding are as follows:

Number of RSUs (000s)

Balance, December 31, 2020	77
Converted	(30)
Expired	(5)

Balance, December 31, 2021	42
Converted	(40)
Expired	—

Balance, December 31, 2022	2

(e)	Warrants

	Warrants outstanding (000s)	Weighted average exercise price $	Warrants exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2020	5,035	1.80	4,386	1.88
Warrants issued	573	11.25	—	—
Warrants exercised	(3,618)	1.76	—	—

Balance, December 31, 2021	1,990	4.60	1,757	5.04
Warrants issued	—	—	—	—
Warrants exercised	—	—	—	—
Warrants expired	—	—	—	—

Balance, December 31, 2022	1,990	4.60	1,874	4.80

The 1,990,231 warrants outstanding noted above have expiry dates ranging from January 2023 to June 2025, and do not include the stock warrants accounted for as a derivative financial liability discussed in Note 14.
On October 7, 2020, Mogo issued 4,479,392 Debenture Warrants to its debenture holders in connection with the debenture amendments approved on September 30, 2020, at an exercise price of $2.03 per Common Share. The Debenture Warrants were exercisable at any time until January 3, 2023. As at December 31, 2022, 3,295,427 Debenture Warrants were exercised and converted into Common Shares. There were 1,183,965 Debenture Warrants outstanding on December 31, 2022 (December 31, 2021 – 1,184,015). The remaining 1,183,965 Debenture Warrants expired unexercised on January 3, 2023. During the year ended December 31, 2022, 50 Debenture Warrants were exercised into Common Shares (December 31, 2021 – 3,617,737) resulting in $0.1 cash proceeds (December 31, 2021 – $6,375).
In connection with a marketing collaboration agreement with Postmedia Network Inc. (“Postmedia”) dated January 25, 2016 and amended on January 1, 2018 and January 1, 2020 effective until December 31, 2022, Mogo issued Postmedia a total of 1,546,120 warrants, of which 1,312,787 have been exercised by December 31, 2022 for cash proceeds of $1,696. 233,333 warrants remain outstanding as at December 31, 2022 with 116,667 having vested and the remaining 116,667 vesting on February 24, 2023. The warrants remain exercisable until August 24, 2023 subject to an earlier liquidation event. Subsequent to an amendment entered into on June 3, 2020, the exercise price of the warrants was reduced to $1.292. Under the marketing collaboration agreement, Postmedia also receive
d
a quarterly payment of $263.

S
ubsequent to December 31, 2022, the Company and Postmedia extended the term of this agreement to December 31, 2024 and terminated the quarterly payments of $263 effective January 1, 2023. In connection with the contract extension, the Company will issue Postmedia an additional 267,000 warrants with an exercise price and expiry date subject to TSX approval.
Durin
g the year ended December 31, 2021, the Company also issued 572,883 warrants to purchase Common Shares with exercise prices ranging from USD $5.63 to USD $12.63 per warrant in connection with broker services rendered on offerings during the period. As at December 31, 2022, these warrants remain outstanding and exercisable. These warrants have expiry dates ranging from February 2024 to June 2025.
The fair value of the warrants outstanding was determined upon issuance and estimated using the Black-Scholes option pricing model with the following assumptions:

Year ended
December 31, 2021
Risk-free interest rate	0.25% - 0.95%
Expected life	3 - 3.5 years
Expected volatility in market price of shares	93% - 102%
Expected dividend yield	0%
Expected forfeiture rate	0%

Warrants issued to investors are denominated in a currency other than the functional currency of the Company therefore do not meet the definition of an equity instrument and are classified as derivative financial liabilities. Refer to Note 14 for more details.